DEBT - Promissory Notes (Details)		1 Months Ended				2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 28, 2025 USD ($) agreement	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	May 31, 2025 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 16, 2024
DEBT
Interest expense							$ 844,000	$ 86,000	$ 1,348,000	$ 573,000
Acquisitions												$ 110,172
Gross proceeds											$ 8,762,250	$ 4,940,000
Loss on extinguishment of debt									$ (48,321)
Promissory Note
DEBT
Principal amount				$ 119,000	$ 119,000
Interest expense					17,000
Attomey"s fees					$ 4,000
Interest rate (in percent)													18.00%
Debt instrument periodic payment principal				$ 20,000
Number of promissory note agreements entered | agreement	6
Gross proceeds		$ 735,000	$ 735,000
Conversion of debt to shares | shares						116,402
Loss on extinguishment of debt	$ 15,318
Promissory Note | SESB
DEBT
Acquisitions											111,000
Promissory Note | ATS
DEBT
Acquisitions	147,000
Sale of Future Receipts
DEBT
Gross proceeds											154,000
Sale of Future Receipts | SESB
DEBT
Acquisitions	48,000
Sale of Future Receipts | ATS
DEBT
Gross proceeds	$ 22,000										$ 114,000